Share Based Payments, Share Based Payment Arrangements (Details)		12 Months Ended
	Sep. 22, 2025	Jun. 30, 2026 $ / shares	Jun. 30, 2025
Share Based Payment [Abstract]
Number of shares issued (in shares)	150	1
Deferred Short-Term Incentive Plan [Member]
Share Based Payment [Abstract]
Awards granted date		21 November 2025	28 November 2024
FY25 Deferred Short-Term Incentive Plan [Member]
Share Based Payment [Abstract]
Vesting date		Oct. 31, 2026
FY26 Deferred Short-Term Incentive Plan [Member]
Share Based Payment [Abstract]
Vesting date		Sep. 30, 2027
Employee Share Plan [Member]
Share Based Payment [Abstract]
Awards granted date		12 December 2025	31 December 2024
Long-Term Incentive Plan [Member]
Share Based Payment [Abstract]
Awards granted date		21 November 2025	28 November 2024
Vesting period		3 years
Piedmont Stock Incentive Plan [Member]
Share Based Payment [Abstract]
Awards granted date		29 August 2025
Piedmont Stock Incentive Plan [Member] | Minimum [Member]
Share Based Payment [Abstract]
Exercise price (in dollars per share)		$ 6
Piedmont Stock Incentive Plan [Member] | Maximum [Member]
Share Based Payment [Abstract]
Exercise price (in dollars per share)		$ 19.5